Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 — RELATED PARTY TRANSACTIONS

Due from related party consists of the following:

		As of
Name	Related party relationship	June 30, 2026	December 31, 2025
Zhejiang TD Parking	Under common control of Bin Lu	$4,925,692	$4,779,184
Total due from related party		$4,925,692	$4,779,184

The Company has historically provided interest-free advances to related parties for business purposes. These advances are non-interest bearing and due on demand, and are recorded as amounts due from related parties in the consolidated financial statements. Management periodically evaluates the collectability of these receivables based on the related parties’ financial condition and repayment history. Management believes the outstanding balances are fully collectible as of the balance sheet date, and accordingly, no allowance for doubtful accounts has been recognized.

Due to related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2026	December 31, 2025
Guowei Xie	Director of Jiaxing XC and CYH Shanghai	37,400	19,728
Chenjie Hong	Director of Hangzhou ZHC	1,915	1,859
Total due to related parties		$39,315	$21,587

As of June 30, 2026 and December 31, 2025, the balance due to related parties was used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.